Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Life insurance premiums	¥ 186,547	¥ 145,464	¥ 130,187
Life insurance related investment income	164,946	9,942	8,539
Life insurance premiums and related investment income	¥ 351,493	¥ 155,406	¥ 138,726